Document And Entity Information	12 Months Ended
Jun. 30, 2025 shares
Document Information Line Items
Entity Central Index Key	0001949257
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41621
Entity Registrant Name	RADIOPHARM THERANOSTICS LIMITED
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 3
Entity Address, Address Line Two	62 Lygon Street
Entity Address, City or Town	Carlton VIC
Entity Address, Postal Zip Code	3053
Entity Address, Country	AU
Title of 12(b) Security	Ordinary Shares, as represented by American Depositary Shares
Trading Symbol	RADX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,364,949,502
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to Form 20-F (the “Amendment”) amends our annual report on Form 20-F for the year ended June 30, 2025 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on September 18, 2025. The purpose of this Amendment is (i) to amend Item 4 – B. Business Overview – Intellectual Property and Patent Portfolio by replacing such sections with the information presented below and (ii) to amend Item 6 – C. Board Practices by adding the information presented below.This Amendment does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above or herein. No other changes have been made to the Annual Report. The filing of this Amendment should not be understood to mean that any statements contained in the Annual Report, as amended by this Amendment, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Amendment should be read in conjunction with the Annual Report.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment.Except for the matters described above, this Amendment does not modify or update any other disclosures in, or exhibits to, the Annual Report, and does not reflect any events occurring after the date of the Annual Report.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	Level 3
Entity Address, Address Line Two	62 Lygon Street
Entity Address, City or Town	Carlton VIC
Entity Address, Postal Zip Code	3053
Entity Address, Country	AU
Contact Personnel Name	Riccardo Canevari
City Area Code	+61
Local Phone Number	3 9824 5254